Capital risk (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Regulatory Capital Resources

Regulatory capital resources

This table shows our regulatory capital.

	2018 £m	2017 £m
CET1 capital	10,374	10,620

AT1 capital	2,349	2,762

Tier 1 capital	12,723	13,382

Tier 2 capital	3,223	3,334

Total regulatory capital(1)	15,946	16,716

(1)	Capital resources include a transitional IFRS 9 benefit at 31 December 2018 of £21m (1 January 2018: £18m).